Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	ABERDEEN INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Aberdeen Select International Equity Fund | Class A
Prospectus:
Trading Symbol	BJBIX
Aberdeen Select International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	JIEIX
Aberdeen Global Equity Impact Fund (formerly Aberdeen Select International Equity Fund II) | Class A
Prospectus:
Trading Symbol	JETAX
Aberdeen Global Equity Impact Fund (formerly Aberdeen Select International Equity Fund II) | Institutional Class
Prospectus:
Trading Symbol	JETIX
Aberdeen Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	BJBGX
Aberdeen Total Return Bond Fund | Institutional Class
Prospectus:
Trading Symbol	JBGIX
Aberdeen Global High Income Fund | Class A
Prospectus:
Trading Symbol	BJBHX
Aberdeen Global High Income Fund | Institutional Class
Prospectus:
Trading Symbol	JHYIX